THE ALGER FUNDS Alger Capital Appreciation Fund	THE ALGER FUNDS II Alger Spectra Fund

THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Alger Focus Equity Fund	THE ALGER PORTFOLIOS Alger Capital Appreciation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 31, 2021 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)

of each Fund, as applicable,

as amended and supplemented to date

Effective immediately, the following changes are made to the Summary Prospectuses and Prospectuses of each Fund:

The tables in the section of each of Alger Spectra Fund’s, Alger Capital Appreciation Fund’s, Alger Capital Appreciation Institutional Fund’s and Alger Capital Appreciation Portfolio’s Summary Prospectuses entitled “Management” and in the section of each such Fund’s Prospectuses entitled “Summary Sections—[Fund]—Management” are deleted in their entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the [Fund’s/Portfolio’s] Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present

The section of Alger Focus Equity Fund’s Summary Prospectuses entitled “Management” and the section of Alger Focus Equity Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, LLC	Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since December 2012
Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager From June 2015 to February 2021; and From March 2021 to Present

When a Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes is most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines; whether externally driven or internally developed by the Manager.

The section of each of Alger Spectra Fund’s, Alger Capital Appreciation Fund’s, Alger Capital Appreciation Institutional Fund’s and Alger Capital Appreciation Portfolio’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to each such Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
[Fund]	Daniel C. Chung, CFA Patrick Kelly, CFA Ankur Crawford, Ph.D.	February 2021 September 2004 June 2015 to February 2021; and March 2021 to Present

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•

Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•

Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The section of Alger Focus Equity Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Focus Equity Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Focus Equity Fund	Patrick Kelly, CFA Ankur Crawford, Ph.D.	December 2012 June 2015 to February 2021; and March 2021 to Present

•

Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•

Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The tables in the sections of Alger Capital Appreciation Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” and “Management—Investment Manager—Securities Owned by the Portfolio Managers” are supplemented, with respect to Alger Capital Appreciation Fund only, to add the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford*	6	$13,792,682,543	10	$2,222,505,184	55	$3,593,569,541

*

As of January 31, 2021. The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $203 million as of January 31, 2021.

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Ankur Crawford	Capital Appreciation	A

The tables in the sections of Alger Spectra Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” and “Management—Investment Manager—Securities Owned by the Portfolio Managers” are supplemented, with respect to Alger Spectra Fund only, to add the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford*	6	$8,938,374,035	10	$2,222,505,184	55	$3,593,569,541

*

As of January 31, 2021. The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $203 million as of January 31, 2021.

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Ankur Crawford	Spectra	E

The tables in the sections of Alger Capital Appreciation Institutional Fund’s and Alger Focus Equity Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” and “Management—Investment Manager—Securities Owned by the Portfolio Managers” are supplemented, with respect to the Funds only, to add the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford*	5	$11,595,270,506	10	$2,222,505,184	55	$3,593,569,541

*

As of January 31, 2021. The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $203 million as of January 31, 2021.

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Ankur Crawford	Capital Appreciation	F
	Focus Equity	E

The table in the section of Alger Capital Appreciation Portfolio’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is supplemented, with respect to Alger Capital Appreciation Portfolio only, to add the following:

Other Accounts Managed by Portfolio Managers

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford*	6	$16,166,074,256	10	$2,222,505,184	55	$3,593,569,541

*

As of January 31, 2021. The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $203 million as of January 31, 2021.

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S-TAF Retail 33121

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S-Spectra 33121

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S-SpectraZ 33121

S-TAFII-Retail 33121

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S-CapAppY 33121

S-CapAppInsZ-2 33121

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S-FocusEquityI 33121

S-FocusEquityY 33121

S-FocusEquityZ 33121

S-TAIF-Retail 33121

S-TAIF-Instl. 33121

S-CapAppI-2 33121

S-CapAppS 33121

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TAF SAI 33121

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